UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 66.6%
Financials - 17.6%
Banks - 13.2%
Agricultural Bank of China Ltd.-Class H	819,000	$358,719
Bank of China Ltd.-Class H	1,882,000	811,335
Bank of Communications Co., Ltd.-Class H	1,303,000	1,017,424
BNK Financial Group, Inc (a)	73,956	485,684
China CITIC Bank Corp., Ltd.-Class H	1,104,000	669,782
China Construction Bank Corp.-Class H	1,120,000	917,116
China Minsheng Banking Corp., Ltd.-Class H	997,400	687,922
Chongqing Rural Commercial Bank Co., Ltd.-Class H	248,000	132,906
Commercial Bank of Ceylon PLC	360,350	225,481
DGB Financial Group, Inc (a)	63,890	475,932
Dubai Islamic Bank PJSC	394,570	537,132
Grupo Financiero Galicia SA (ADR)	20,370	561,601
Hana Financial Group, Inc.	48,150	1,565,974
HDFC Bank Ltd. (ADR)	3,610	373,960
Industrial Bank of Korea	76,950	969,113
Itau Unibanco Holding SA (Preference Shares)	42,600	389,881
KB Financial Group, Inc.	27,000	1,126,354
Moneta Money Bank AS (b)	59,500	191,970
Turkiye Garanti Bankasi AS	254,810	381,929
Woori Bank	82,010	1,146,819

		13,027,034

Capital Markets - 1.5%
China Everbright Ltd.	840,000	1,488,894

Consumer Finance - 0.5%
Samsung Card Co., Ltd. (a)	14,946	461,744

Diversified Financial Services - 1.4%
Fubon Financial Holding Co., Ltd.	465,000	713,448
REC Ltd.	386,650	672,419

		1,385,867

Insurance - 1.0%
BB Seguridade Participacoes SA	79,500	565,988
Orange Life Insurance Ltd. (b)	6,870	172,347
Ruentex Industries Ltd.	121,200	309,931

		1,048,266

		17,411,805

Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 1.5%
HannStar Display Corp.	966,000	222,655
Innolux Corp.	2,616,000	829,007
Tripod Technology Corp.	175,000	456,314

		1,507,976

IT Services - 1.0%
Tata Consultancy Services Ltd.	15,640	424,457
Tech Mahindra Ltd.	50,040	517,178

		941,635

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.6%
Hua Hong Semiconductor Ltd. (b)	83,000	$153,473
Macronix International	550,000	326,448
Nanya Technology Corp.	135,000	241,760
Novatek Microelectronics Corp.	163,000	752,521
Realtek Semiconductor Corp.	21,000	97,397
SK Hynix, Inc.	20,130	1,097,417
Taiwan Semiconductor Manufacturing Co., Ltd.	118,000	856,826

		3,525,842

Technology Hardware, Storage & Peripherals - 4.6%
Asustek Computer, Inc.	194,000	1,271,444
Inventec Corp.	542,000	387,814
Samsung Electronics Co., Ltd.	77,950	2,713,574
Samsung Electronics Co., Ltd. (Preference Shares)	6,980	199,444

		4,572,276

		10,547,729

Materials - 8.0%
Chemicals - 4.3%
Formosa Chemicals & Fibre Corp.	475,000	1,624,995
Kumho Petrochemical Co., Ltd. (a)	4,270	334,329
Lotte Chemical Corp. (a)	1,310	325,708
Mitsubishi Gas Chemical Co., Inc.	7,700	115,343
Nan Ya Plastics Corp.	63,000	154,939
PTT Global Chemical PCL (NVDR)	104,300	228,531
Tosoh Corp.	111,900	1,451,466

		4,235,311

Construction Materials - 2.6%
Anhui Conch Cement Co., Ltd.-Class A	193,329	827,154
Anhui Conch Cement Co., Ltd.-Class H	159,000	768,888
Grasim Industries Ltd.	28,240	334,342
Huaxin Cement Co., Ltd.	277,475	677,961

		2,608,345

Metals & Mining - 1.1%
Eregli Demir ve Celik Fabrikalari TAS	163,150	221,814
Kumba Iron Ore Ltd.	6,920	136,091
POSCO	530	115,928
Vale SA	29,000	380,169
Vedanta Ltd.	84,500	244,406

		1,098,408

		7,942,064

Energy - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
BP PLC	52,180	329,866
China Petroleum & Chemical Corp.-Class H	3,056,000	2,178,347
Cosan SA	60,800	524,991
Exxaro Resources Ltd.	24,470	236,056
LUKOIL PJSC (Sponsored ADR)	26,780	1,910,485
PetroChina Co., Ltd.-Class H	1,036,000	642,834
Petroleo Brasileiro SA (Preference Shares)	74,800	436,284
Surgutneftegas PJSC (Sponsored ADR)	42,690	165,411

Company	Shares	U.S. $ Value
Tatneft PJSC (Sponsored ADR) (Moscow)	9,810	$618,030
Tupras Turkiye Petrol Rafinerileri AS	20,520	452,041

		7,494,345

Consumer Discretionary - 6.5%
Auto Components - 1.3%
Fangda Special Steel Technology Co., Ltd.-Class A	259,629	378,838
Motherson Sumi Systems Ltd.	395,456	944,900

		1,323,738

Diversified Consumer Services - 1.2%
Estacio Participacoes SA	190,500	1,166,523

Internet & Direct Marketing Retail - 3.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	22,290	3,055,291
MakeMyTrip Ltd. (a)	32,570	792,428

		3,847,719

Textiles, Apparel & Luxury Goods - 0.1%
Luthai Textile Co., Ltd.-Class B	54,186	64,125

		6,402,105

Communication Services - 5.4%
Diversified Telecommunication Services - 1.6%
China Communications Services Corp., Ltd.-Class H	252,000	208,941
Chunghwa Telecom Co., Ltd.	18,000	65,721
KT Corp. (Sponsored ADR)	92,110	1,309,804

		1,584,466

Interactive Media & Services - 2.9%
Tencent Holdings Ltd.	67,600	2,709,432
Yandex NV-Class A (a)	3,280	89,708

		2,799,140

Media - 0.9%
Naspers Ltd.-Class N	2,890	578,625
Sun TV Network Ltd.	35,960	312,380

		891,005

		5,274,611

Industrials - 5.3%
Aerospace & Defense - 0.2%
Embraer SA	29,300	163,800

Airlines - 0.6%
Turk Hava Yollari AO (a)	189,610	575,453

Construction & Engineering - 0.4%
GS Engineering & Construction Corp. (a)	10,470	410,634

Electrical Equipment - 0.4%
Walsin Lihwa Corp.	779,000	425,548

Industrial Conglomerates - 1.2%
Far Eastern New Century Corp.	475,000	431,374

Company	Shares	U.S. $ Value
John Keells Holdings PLC	322,150	$280,054
NWS Holdings Ltd.	213,000	437,368

		1,148,796

Machinery - 1.3%
China Yuchai International Ltd.	19,310	240,216
Sinotruk Hong Kong Ltd.	403,500	608,322
Weichai Power Co., Ltd.-Class A	436,574	490,815

		1,339,353

Road & Rail - 0.2%
Globaltrans Investment PLC (Sponsored GDR) (b)	17,160	155,469

Trading Companies & Distributors - 0.4%
BOC Aviation Ltd. (b)	50,300	371,152

Transportation Infrastructure - 0.6%
Jiangsu Expressway Co., Ltd.-Class H	420,000	586,244

		5,176,449

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Fibra Uno Administracion SA de CV	748,200	831,894

Real Estate Management & Development - 1.4%
CK Asset Holdings Ltd.	136,500	998,713
RiseSun Real Estate Development Co., Ltd.	323,548	375,231

		1,373,944

		2,205,838

Consumer Staples - 1.7%
Food & Staples Retailing - 0.2%
Wal-Mart de Mexico SAB de CV	67,900	172,689

Food Products - 0.4%
Uni-President Enterprises Corp.	195,000	442,388

Tobacco - 1.1%
ITC Ltd.	238,280	960,592
KT&G Corp.	910	82,852

		1,043,444

		1,658,521

Utilities - 1.4%
Electric Utilities - 1.3%
Centrais Eletricas Brasileiras SA (a)	33,000	205,619
Centrais Eletricas Brasileiras SA (Preference Shares) (a)	46,400	335,962
CEZ AS	10,700	255,069
Transmissora Alianca de Energia Eletrica SA	76,100	462,679

		1,259,329

Independent Power and Renewable Electricity Producers - 0.1%
NHPC Ltd.	430,193	160,154

		1,419,483

Company	Shares		U.S. $ Value
Health Care - 0.2%
Pharmaceuticals - 0.2%
China Medical System Holdings Ltd.		239,000	$223,107

Total Common Stocks (cost $70,782,597)			65,756,057

	Principal Amount (000)
FIXED INCOME SECURITIES - 34.8%
Sovereign Bonds - 23.9%
Abu Dhabi Government International Bond
3.125%, 10/11/27 (b)	U.S.$	332	317,060
Angolan Government International Bond
9.375%, 5/08/48 (b)		400	375,000
9.50%, 11/12/25 (b)		200	210,250
Argentine Republic Government International Bond
6.875%, 1/11/48		204	141,525
7.50%, 4/22/26		456	365,370
7.82%, 12/31/33	EUR	45	43,143
Bermuda Government International Bond
4.75%, 2/15/29 (b)	U.S.$	275	280,845
Brazilian Government International Bond
4.625%, 1/13/28		810	779,103
5.00%, 1/27/45		223	194,791
Colombia Government International Bond
4.50%, 3/15/29		200	198,400
Costa Rica Government International Bond
4.37%, 5/22/19 (b)		49	48,295
7.158%, 3/12/45 (b)		470	402,672
Dominican Republic International Bond
5.875%, 4/18/24 (b)		225	227,194
6.00%, 7/19/28 (b)		426	423,976
6.50%, 2/15/48 (b)		298	280,865
6.85%, 1/27/45 (b)		125	122,656
Ecuador Government International Bond
7.875%, 1/23/28 (b)		428	347,215
8.875%, 10/23/27 (b)		250	215,625
9.625%, 6/02/27 (b)		200	180,950
9.65%, 12/13/26 (b)		600	545,250
Egypt Government International Bond
5.577%, 2/21/23 (b)		710	670,950
6.125%, 1/31/22 (b)		200	196,000
7.903%, 2/21/48 (b)		300	258,000

	Principal Amount (000)		U.S. $ Value
El Salvador Government International Bond
5.875%, 1/30/25 (b)	U.S.$	40	$36,600
6.375%, 1/18/27 (b)		40	36,700
7.65%, 6/15/35 (b)		33	31,222
7.75%, 1/24/23 (b)		63	64,827
8.25%, 4/10/32 (b)		100	100,500
8.625%, 2/28/29 (b)		340	353,600
Gabon Government International Bond
6.375%, 12/12/24 (b)		620	555,675
Ghana Government International Bond
10.75%, 10/14/30 (b)		200	226,000
Guatemala Government Bond
4.375%, 6/05/27 (b)		200	184,045
4.50%, 5/03/26 (b)		200	186,500
Honduras Government International Bond
7.50%, 3/15/24 (b)		290	304,500
Indonesia Government International Bond
3.375%, 4/15/23 (b)		870	838,263
4.125%, 1/15/25 (b)		380	373,825
5.125%, 1/15/45 (b)		205	201,412
5.875%, 1/15/24 (b)		200	212,250
Iraq International Bond
6.752%, 3/09/23 (b)		300	285,000
Ivory Coast Government International Bond
5.375%, 7/23/24 (b)		200	182,250
6.625%, 3/22/48 (b)	EUR	430	413,845
Jamaica Government International Bond
6.75%, 4/28/28	U.S.$	200	212,260
8.00%, 3/15/39		108	123,120
Kazakhstan Government International Bond
5.125%, 7/21/25 (b)		200	211,500
Kenya Government International Bond
7.25%, 2/28/28 (b)		200	178,500
8.25%, 2/28/48 (b)		200	170,000
Lebanon Government International Bond
6.00%, 1/27/23 (b)		102	85,935
6.65%, 4/22/24 (b)		137	114,053
6.85%, 3/23/27 (b)		393	310,961
8.25%, 4/12/21 (b)		78	73,808
Series E
6.10%, 10/04/22 (b)		216	185,220
Series G
6.20%, 2/26/25 (b)		104	82,810
6.60%, 11/27/26 (b)		30	23,400
6.65%, 11/03/28 (b)		330	252,862
Mexico Government International Bond
4.15%, 3/28/27		280	269,850
4.75%, 3/08/44		140	127,050

	Principal Amount (000)		U.S. $ Value
Mongolia Government International Bond
5.625%, 5/01/23 (b)	U.S.$	200	$189,000
Nigeria Government International Bond
5.625%, 6/27/22		163	157,767
6.50%, 11/28/27 (b)		400	353,500
7.625%, 11/21/25-11/28/47 (b)		496	451,881
9.248%, 1/21/49 (b)		235	228,392
Oman Government International Bond
4.75%, 6/15/26 (b)		260	224,250
6.75%, 1/17/48 (b)		230	189,175
Panama Government International Bond
3.75%, 3/16/25		340	337,365
4.00%, 9/22/24		200	201,650
Perusahaan Penerbit SBSN Indonesia III
4.40%, 3/01/28 (b)		422	410,395
Peruvian Government International Bond
5.625%, 11/18/50		57	66,932
Qatar Government International Bond
4.50%, 4/23/28 (b)		300	312,375
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		47	46,992
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (b)		400	398,000
Republic of South Africa Government International Bond
4.85%, 9/27/27		200	186,646
5.65%, 9/27/47		380	337,725
5.875%, 9/16/25		200	202,250
Russian Foreign Bond-Eurobond
5.25%, 6/23/47 (b)		600	558,750
Saudi Government International Bond
3.25%, 10/26/26 (b)		490	457,905
Senegal Government International Bond
6.25%, 7/30/24-5/23/33 (b)		480	443,950
Sri Lanka Government International Bond
5.75%, 4/18/23 (b)		467	429,056
6.25%, 7/27/21 (b)		433	415,139
Tanzania Government International Bond
8.544% (LIBOR 6 Month + 6.00%), 3/09/20 (b)(c)		67	67,667
Turkey Government International Bond
3.25%, 3/23/23		378	338,310
4.875%, 10/09/26		200	177,000
6.00%, 3/25/27		313	293,829
6.25%, 9/26/22		502	505,137
7.00%, 6/05/20		95	96,900
Ukraine Government International Bond
7.375%, 9/25/32 (b)		200	158,646
7.75%, 9/01/22-9/01/27 (b)		952	843,828
9.75%, 11/01/28 (b)		200	187,500

	Principal Amount (000)		U.S. $ Value
Uruguay Government International Bond
4.375%, 10/27/27	U.S.$	18	$18,252
5.10%, 6/18/50		119	117,161
Venezuela Government International Bond
11.95%, 8/05/31 (a)(b)(d)		265	60,683
12.75%, 8/23/22 (a)(b)(d)		644	152,591
Zambia Government International Bond
8.97%, 7/30/27 (b)		215	159,906

Total Sovereign Bonds (cost $25,033,713)			23,609,983

Corporate Bonds - 5.4%
Akbank Turk AS
7.20%, 3/16/27 (b)		200	175,500
AngloGold Ashanti Holdings PLC
5.125%, 8/01/22		140	140,700
Baoxin Auto Finance I Ltd.
5.625%, 10/30/20 (b)(e)		200	167,581
BRF GmbH
4.35%, 9/29/26 (b)		200	172,543
CSN Resources SA
7.625%, 2/13/23 (b)		200	185,936
Digicel Group Ltd.
8.25%, 9/30/20 (b)		600	406,910
Ecopetrol SA
5.875%, 9/18/23		630	655,042
Empresas Publicas de Medellin ESP
8.375%, 11/08/27 (b)	COP	418,000	123,888
Genneia SA
8.75%, 1/20/22 (b)	U.S.$	38	34,248
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/25 (b)		200	186,166
Housing Development Finance Corp., Ltd. Series G
7.875%, 8/21/19 (b)(f)	INR	10,000	142,060
Indiabulls Housing Finance Ltd.
8.567%, 10/15/19 (b)(f)		10,000	141,094
Inretail Pharma SA
5.375%, 5/02/23 (b)	U.S.$	63	63,126
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (b)		200	191,250
Natura Cosmeticos SA
5.375%, 2/01/23 (b)		200	200,460
Nexa Resources SA
5.375%, 5/04/27 (b)		200	193,317
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)(b)(d)		200	29,650

	Principal Amount (000)		U.S. $ Value
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24 (b)	U.S.$	200	$205,000
ONGC Videsh Ltd.
4.625%, 7/15/24 (b)		200	199,843
Pampa Energia SA
7.375%, 7/21/23 (b)		46	41,170
Petkim Petrokimya Holding AS
5.875%, 1/26/23 (b)		200	181,500
Rede D’or Finance SARL
4.95%, 1/17/28 (b)		200	176,403
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		200	207,750
SABIC Capital II BV
4.00%, 10/10/23 (b)		200	199,230
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(d)(f)(g)(h)		276	6,399
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/28 (b)		200	202,250
Turkiye Garanti Bankasi AS
5.875%, 3/16/23 (b)		200	188,500
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		200	171,000
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (a)(d)(h)		202	6,060
Wijaya Karya Persero Tbk PT
7.70%, 1/31/21 (b)	IDR	2,000,000	130,153
Yapi ve Kredi Bankasi AS
6.10%, 3/16/23 (b)	U.S.$	200	178,500

Total Corporate Bonds (cost $6,047,145)			5,303,229

Quasi-Sovereign Bonds - 4.0%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/48 (b)		200	198,143
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)		400	376,800
Export-Import Bank of China (The)
3.625%, 7/31/24 (b)		310	309,105
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/27 (b)		200	192,500
KazMunayGas National Co. JSC
5.375%, 4/24/30 (b)		200	197,007
Pertamina Persero PT
5.625%, 5/20/43 (b)		200	189,000
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (b)		220	220,550

	Principal Amount (000)		U.S. $ Value
Petroleos de Venezuela SA
5.375%, 4/12/27 (a)(b)(d)	U.S.$	226	$33,291
6.00%, 11/15/26 (a)(b)(d)		220	32,369
9.00%, 11/17/21 (a)(b)(d)		128	23,601
Petroleos Mexicanos
4.25%, 1/15/25		106	92,856
6.421% (LIBOR 3 Month + 3.65%), 3/11/22 (c)		248	246,760
6.50%, 1/23/29		325	302,380
Sinopec Group Overseas Development Ltd.
Series 2012
3.90%, 5/17/22 (b)		271	273,182
Series 2014
4.375%, 4/10/24 (b)		320	326,534
State Grid Overseas Investment Ltd.
Series 2013
3.125%, 5/22/23 (b)		580	568,416
TC Ziraat Bankasi AS
4.25%, 7/03/19 (b)		200	197,500
Trinidad Generation UnLtd.
5.25%, 11/04/27 (b)		200	187,495

Total Quasi-Sovereign Bonds (cost $4,132,628)			3,967,489

Regional Bonds - 0.7%
Autonomous City of Buenos Aires Argentina
Series 20
43.436% (BADLAR + 5.00%), 1/23/22 (c)	ARS	1,541	37,253
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (b)	U.S.$	300	248,389
9.95%, 6/09/21 (b)		150	140,250
49.22% (BADLAR + 3.83%), 5/31/22 (c)	ARS	3,132	73,991
Provincia de Cordoba
7.125%, 6/10/21 (b)	U.S.$	150	133,125
Provincia de Neuquen Argentina
7.50%, 4/27/25 (b)		68	54,060

Total Regional Bonds (cost $929,738)			687,068

Emerging Markets - Treasuries - 0.6%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (c)	ARS	11,595	327,562
Argentine Bonos del Tesoro
15.50%, 10/17/26		184	3,724
16.00%, 10/17/23		968	21,493
18.20%, 10/03/21		2,737	55,198

	Principal Amount (000)		U.S. $ Value
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	2,785	$191,046

Total Emerging Markets - Treasuries (cost $976,882 )			599,023

Inflation-Linked Securities - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER
4.00%, 3/06/20	ARS	4,586	153,705
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22	BRL	68	58,795

Total Inflation-Linked Securities (cost $308,119)			212,500

Treasury Bonds - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (b) (cost $18,750)	UYU	543	14,197

Total Fixed Income Securities (cost $37,446,975)			34,393,489

	Shares
EQUITY LINKED NOTES - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
FPT Corp. Macquarie Bank Ltd., expiring 3/31/20 (a) (cost $534,146)		230,488	419,431

INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
VFMVN30 ETF Fund (a) (cost $97,798)		239,030	147,456

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
BBH Grand Cayman
(0.57)%, 1/02/19	EUR	12	13,460
0.24%, 1/02/19	NOK	2	199
0.37%, 1/02/19	GBP	16	20,379
0.51%, 1/02/19	SGD	8	5,759
0.83%, 1/02/19	AUD	23	16,506
0.84%, 1/02/19	CAD	1	570
1.52%, 1/02/19	HKD	28	3,608

	Principal Amount (000)	U.S. $ Value
4.84%, 1/02/19	ZAR 373	$25,914

Total Short-Term Investments (cost $86,623)		86,395

Total Investments - 102.0% (cost $108,948,139) (i)		100,802,828
Other assets less liabilities - (2.0)%		(2,006,572)

Net Assets - 100.0%		$98,796,256

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	65	January 2019	USD	0	**	$673,725	$678,162	$4,437
MSCI Emerging Markets Index Futures	16	March 2019	USD	1		780,121	772,946	(7,175)
U.S. Ultra Bond (CBT) Futures	44	March 2019	USD	4,400		6,734,266	7,068,875	334,609
Sold Contracts
Euro Buxl 30 Yr Bond Futures	1	March 2019	EUR	100		203,944	206,946	(3,002)

								$328,869

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	439	USD	507	3/15/19	$1,141
Australia and New Zealand Banking Group Ltd.	USD	2,468	CNH	17,036	3/15/19	11,652
Bank of America, NA	IDR	12,043,923	USD	799	1/29/19	(34,675)
Bank of America, NA	TRY	2,304	USD	415	3/15/19	(3,991)
Bank of America, NA	PLN	2,240	USD	592	3/15/19	(7,483)
Bank of America, NA	USD	681	GBP	540	3/15/19	9,806
Bank of America, NA	USD	152	RUB	10,398	1/24/19	(2,827)
Bank of America, NA	USD	610	MXN	12,403	3/15/19	13,787
Barclays Bank PLC	PHP	114,733	USD	2,147	3/14/19	(31,086)
Barclays Bank PLC	GBP	818	USD	1,037	3/15/19	(9,219)
Barclays Bank PLC	MYR	523	USD	125	2/26/19	(1,748)
Barclays Bank PLC	USD	2,238	MYR	9,366	2/26/19	30,867
Barclays Bank PLC	USD	1,044	TRY	5,815	3/15/19	14,020
Barclays Bank PLC	USD	736	MXN	15,135	3/15/19	25,960
Barclays Bank PLC	USD	556	TWD	16,983	3/14/19	3,194
Barclays Bank PLC	USD	444	PHP	23,390	3/14/19	(28)
Barclays Bank PLC	USD	599	IDR	8,779,128	1/29/19	8,874
BNP Paribas SA	HUF	106,259	USD	378	3/18/19	(3,670)
BNP Paribas SA	CZK	26,830	USD	1,185	3/15/19	(12,696)
BNP Paribas SA	MXN	20,457	USD	988	3/15/19	(41,008)
BNP Paribas SA	CNH	4,463	USD	647	3/15/19	(2,751)
BNP Paribas SA	USD	2,361	MXN	47,801	3/15/19	44,689
Brown Brothers Harriman & Co.	HUF	67,326	USD	239	3/18/19	(2,085)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	THB	54,431	USD	1,660	3/15/19	$(15,005)
Brown Brothers Harriman & Co.	JPY	24,621	USD	221	3/15/19	(5,159)
Brown Brothers Harriman & Co.	ZAR	8,877	USD	605	3/15/19	(6,283)
Brown Brothers Harriman & Co.	PLN	439	USD	115	3/15/19	(2,103)
Brown Brothers Harriman & Co.	EUR	158	USD	181	3/15/19	(1,495)
Brown Brothers Harriman & Co.	EUR	53	USD	61	3/15/19	149
Brown Brothers Harriman & Co.	USD	60	EUR	53	3/15/19	57
Brown Brothers Harriman & Co.	USD	254	TRY	1,441	3/15/19	7,877
Brown Brothers Harriman & Co.	USD	452	ZAR	6,311	3/15/19	(16,985)
Brown Brothers Harriman & Co.	USD	211	ZAR	3,079	3/15/19	768
Brown Brothers Harriman & Co.	USD	1,751	THB	57,250	3/15/19	10,528
Brown Brothers Harriman & Co.	USD	466	MXN	9,678	3/15/19	20,649
Brown Brothers Harriman & Co.	USD	271	CZK	6,164	3/15/19	4,418
Brown Brothers Harriman & Co.	USD	110	HUF	31,439	3/18/19	2,662
Citibank, NA	KRW	9,914,881	USD	8,819	2/20/19	(97,317)
Citibank, NA	COP	1,930,112	USD	606	1/25/19	12,747
Citibank, NA	CLP	304,496	USD	447	1/25/19	7,742
Citibank, NA	INR	73,137	USD	1,004	3/18/19	(39,171)
Citibank, NA	RUB	44,690	USD	647	1/24/19	7,714
Citibank, NA	USD	306	PLN	1,146	3/15/19	215
Citibank, NA	USD	199	HUF	56,268	3/18/19	3,303
Deutsche Bank AG	IDR	8,081,666	USD	553	1/29/19	(5,888)
Deutsche Bank AG	USD	988	ZAR	13,969	3/15/19	(25,284)
Goldman Sachs Bank USA	IDR	11,396,673	USD	790	1/29/19	1,321
Goldman Sachs Bank USA	IDR	3,460,777	USD	235	1/29/19	(4,004)
Goldman Sachs Bank USA	BRL	794	USD	203	1/03/19	(1,758)
Goldman Sachs Bank USA	BRL	516	USD	134	1/03/19	853
Goldman Sachs Bank USA	USD	338	BRL	1,310	1/03/19	(83)
Goldman Sachs Bank USA	USD	384	TWD	11,745	3/14/19	2,146
Goldman Sachs Bank USA	USD	346	RUB	23,187	1/24/19	(14,270)
Goldman Sachs Bank USA	USD	4,518	PHP	238,536	3/14/19	10,006
HSBC Bank USA	KRW	1,037,682	USD	928	2/20/19	(5,222)
HSBC Bank USA	LKR	4,880	USD	27	2/15/19	700
HSBC Bank USA	LKR	6,310	USD	35	2/22/19	834
HSBC Bank USA	CNH	2,107	USD	304	3/15/19	(3,055)
HSBC Bank USA	USD	1,118	PHP	59,762	3/14/19	16,169
HSBC Bank USA	USD	2,235	INR	164,036	3/18/19	105,001
HSBC Bank USA	USD	896	IDR	13,153,352	1/29/19	14,487
JPMorgan Chase Bank, NA	USD	643	MXN	12,948	3/15/19	8,725
JPMorgan Chase Bank, NA	USD	1,187	ZAR	16,839	3/15/19	(26,442)
JPMorgan Chase Bank, NA	USD	439	INR	30,976	3/18/19	2,666
Morgan Stanley Capital Services LLC	TWD	203,558	USD	6,700	3/14/19	2,278
Morgan Stanley Capital Services LLC	BRL	11,818	USD	3,050	1/03/19	748
Morgan Stanley Capital Services LLC	BRL	10,508	USD	2,673	1/03/19	(38,105)
Morgan Stanley Capital Services LLC	MYR	7,587	USD	1,819	2/26/19	(18,662)
Morgan Stanley Capital Services LLC	CNH	5,297	USD	765	3/15/19	(6,095)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	PEN	1,891	USD	561	1/25/19	$576
Morgan Stanley Capital Services LLC	USD	339	PEN	1,144	1/25/19	256
Morgan Stanley Capital Services LLC	USD	885	MYR	3,705	2/26/19	12,446
Morgan Stanley Capital Services LLC	USD	2,668	BRL	10,508	2/04/19	37,506
Morgan Stanley Capital Services LLC	USD	2,712	BRL	10,508	1/03/19	(665)
Morgan Stanley Capital Services LLC	USD	3,033	BRL	11,818	1/03/19	16,160
Morgan Stanley Capital Services LLC	USD	642	TWD	19,677	3/14/19	5,492
Morgan Stanley Capital Services LLC	USD	1,032	PHP	55,048	3/14/19	13,060
Morgan Stanley Capital Services LLC	USD	2,529	RUB	168,465	1/24/19	(118,708)
Morgan Stanley Capital Services LLC	USD	2,187	JPY	244,909	3/15/19	60,166
Morgan Stanley Capital Services LLC	USD	165	IDR	2,403,591	1/29/19	1,175
Royal Bank of Scotland PLC	BRL	10,939	USD	2,825	2/04/19	8,339
Royal Bank of Scotland PLC	USD	543	TRY	3,092	3/15/19	19,573
Standard Chartered Bank	IDR	17,048,079	USD	1,133	1/29/19	(46,744)
Standard Chartered Bank	CNH	33,239	USD	4,806	3/15/19	(32,814)
Standard Chartered Bank	THB	16,398	USD	500	3/15/19	(4,081)
Standard Chartered Bank	USD	139	PHP	7,269	3/14/19	(556)
Standard Chartered Bank	USD	481	INR	34,024	3/18/19	4,496
Standard Chartered Bank	USD	128	KRW	143,342	2/20/19	1,190
Standard Chartered Bank	USD	6,701	IDR	102,501,373	1/29/19	390,038
UBS AG	KRW	283,417	USD	253	2/20/19	(1,947)
UBS AG	ZAR	6,806	USD	465	3/15/19	(4,088)
UBS AG	USD	1,500	KRW	1,673,165	2/20/19	4,920

						$288,890

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at December 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley Capital Services LLC
Brazilian Government International Bond, 4.250%, 1/07/25, 12/20/23*	1.00%	Quarterly	2.05%	USD	390	$(18,214)	$(18,909)	$695

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citibank, NA iShares Trust JPMorgan USD Emerging Markets Bond Fund	7,000	LIBOR Plus 0.20%	Maturity	USD 733	1/14/19	$6,305

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Nikkei 225 Index 2/8/19*	22.59%	Maturity	JPY	710	$89,253	$	– 0	–	$89,253
Russell 2000 Index 3/15/19*	25.15	Maturity	USD	6	15,598		– 0	–	15,598
S&P 500 Index 3/15/19*	24.00	Maturity	USD	2	(1,640)		– 0	–	(1,640)
Credit Suisse International
Euro STOXX 50 Price EUR Index 3/15/19*	23.05	Maturity	EUR	3	4,550		– 0	–	4,550
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 3/28/19*	23.75	Maturity	HKD	43	10,483		– 0	–	10,483
Hang Seng China Enterprises Index 3/28/19*	23.90	Maturity	HKD	103	2,173		– 0	–	2,173
Hang Seng China Enterprises Index 3/28/19*	23.55	Maturity	AUD	8	508		– 0	–	508
S&P/ASX 200 Index 1/17/19*	15.25	Maturity	AUD	18	16,098		– 0	–	16,098
S&P/ASX 200 Index 3/21/19*	18.44	Maturity	AUD	7	(6,329)		– 0	–	(6,329)
Sale Contracts
Citibank, NA
S&P/ASX 200 Index 1/17/19*	17.20	Maturity	AUD	9	1,484		– 0	–	1,484
JPMorgan Chase Bank, NA
Nikkei 225 Index 2/8/19*	22.70	Maturity	JPY	708	(87,758)		– 0	–	(87,758)
S&P/ASX 200 Index 1/17/19*	18.45	Maturity	AUD	6	6,452		– 0	–	6,452

					$50,872	$	– 0	–	$50,872

*	Termination date
**	Notional amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $27,573,401 or 27.9% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2018.

(d)	Defaulted.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2018.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of December 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA
7.25%, 1/24/20	7/24/15	$263,597	$6,399	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	6,060	0.01%

(i)

As of December 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,147,531 and gross unrealized depreciation of investments was $(11,617,212), resulting in net unrealized depreciation of $(7,469,681).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ARLLMONP	-	Argentina Blended Policy Rate
ASX	-	Australian Stock Exchange
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2018 (unaudited)

22.1%	China
12.9%	South Korea
9.5%	Taiwan
6.8%	Brazil
6.2%	India
3.9%	Turkey
3.5%	Russia
2.6%	Indonesia
2.4%	Argentina
2.4%	South Africa
2.2%	Mexico
1.5%	Japan
1.4%	Hong Kong
22.5%	Other
0.1%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Angola, Azerbaijan, Bahrain, Bermuda, Canada, Colombia, Costa Rica, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Ghana, Guatemala, Honduras, Iraq, Ivory Coast, Jamaica, Kazakhstan, Kenya, Lebanon, Mongolia, Nigeria, Oman, Panama, Peru, Qatar, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Ukraine, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela, Vietnam and Zambia.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$935,561		$16,476,244	$	– 0	–	$17,411,805
Information Technology	– 0	–	10,547,729		– 0	–	10,547,729
Materials	– 0	–	7,942,064		– 0	–	7,942,064
Energy	2,693,926		4,800,419		– 0	–	7,494,345
Consumer Discretionary	3,847,719		2,554,386		– 0	–	6,402,105
Communication Services	1,399,512		3,875,099		– 0	–	5,274,611
Industrials	675,739		4,500,710		– 0	–	5,176,449
Real Estate	831,894		1,373,944		– 0	–	2,205,838
Consumer Staples	172,689		1,485,832		– 0	–	1,658,521
Utilities	– 0	–	1,419,483		– 0	–	1,419,483
Health Care	– 0	–	223,107		– 0	–	223,107
Fixed Income Securities:
Sovereign Bonds	– 0	–	23,609,983		– 0	–	23,609,983
Corporate Bonds	– 0	–	5,013,676		289,553		5,303,229
Quasi-Sovereign Bonds	– 0	–	3,967,489		– 0	–	3,967,489
Regional Bonds	– 0	–	687,068		– 0	–	687,068
Emerging Markets - Treasuries	– 0	–	599,023		– 0	–	599,023
Inflation-Linked Securities	– 0	–	212,500		– 0	–	212,500
Treasury Bonds	– 0	–	14,197		– 0	–	14,197
Equity Linked Note	– 0	–	419,431		– 0	–	419,431
Investment Companies	– 0	–	147,456		– 0	–	147,456
Short-Term Investments:
Time Deposits	– 0	–	86,395		– 0	–	86,395

Total Investments in Securities	10,557,040		89,956,235		289,553		100,802,828
Other Financial Instruments*:
Assets
Futures	334,609		4,437		– 0	–	339,046
Forward Currency Exchange Contracts	– 0	–	984,146		– 0	–	984,146
Total Return Swaps	– 0	–	6,305		– 0	–	6,305
Variance Swaps	– 0	–	146,599		– 0	–	146,599
Liabilities
Futures	(3,002)		(7,175)		– 0	–	(10,177)
Forward Currency Exchange Contracts	– 0	–	(695,256)		– 0	–	(695,256)
Credit Default Swaps	– 0	–	(18,214)		– 0	–	(18,214)
Variance Swaps	– 0	–	(95,727)		– 0	–	(95,727)

Total^	$10,888,647		$90,281,350		$289,553		$101,459,550

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $3,689,689 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Rights			Total
Balance as of 3/31/18	$466,942			$3		$466,945
Accrued discounts/(premiums)	468			– 0	–	468
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(32,624)			(3)		(32,627)
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–
Transfer Out	(145,233)			– 0	–	(145,233)

Balance as of 12/31/18	$289,553		$	– 0	–	$289,553	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18	$(32,624)		$	– 0	–	$(32,624)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2018 is as follows:

Fund	Market Value 3/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$5,578	$46,051	$51,629	$	– 0	–	$41
Government Money Market Portfolio*	436	7,259	7,695		– 0	–	4

Total				$	– 0	–	$45

*	Investment of cash collateral for securities lending transactions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2019